Nature of operations (Details Narrative) - shares	Dec. 31, 2022	Apr. 30, 2020
Series D Preferred stock [Member]
Preferred stock issued	1,177,023	1,000,000
Series F Preferred Stock [Member]
Preferred stock issued		1,000,000